Financial Risk Management and Financial Instruments - Summary of Assumption Used to Estimate Fair Value of Warrants (Details) - Warrants	12 Months Ended
	Dec. 31, 2018 USD ($) yr	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr
Bottom Of Range [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected term (years) | yr	0.6	0.9	1.85
Risk free rate (%)	1.98%	1.17%	0.77%
Volatility (%)	32.50%	30.00%	35.00%
Share price (US$) | $	$ 113.50	$ 50.70	$ 42.18
Top of range
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Liabilities [Line Items]
Expected term (years) | yr	1.71	1.6	2.09
Risk free rate (%)	2.73%	1.76%	1.14%
Volatility (%)	40.00%	37.50%	37.50%
Share price (US$) | $	$ 180.83	$ 120.50	$ 44.40